UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                         ---------------

Date of reporting period:  MAY 31, 2006
                           ------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                             VILLERE BALANCED FUND

                SCHEDULE OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

   Shares                                                         Value
   ------                                                         -----
COMMON STOCKS: 61.1%

AUTO COMPONENTS: 3.8%
   138,400  Noble International Ltd.                            $ 2,152,120
                                                                -----------
BIOTECHNOLOGY: 5.0%
   172,000  Luminex Corp.*<F1>                                    2,803,600
                                                                -----------
CHEMICALS: 6.6%
   121,333  American Vanguard Corp.                               2,296,834
    43,700  Cabot Corp.                                           1,447,781
                                                                -----------
                                                                  3,744,615
                                                                -----------
COMMERCIAL BANKS: 3.1%
    75,000  First State Bancorp.                                  1,752,000
                                                                -----------
DIVERSIFIED CONSUMER SERVICES: 3.8%
    93,000  H&R Block, Inc.                                       2,115,750
                                                                -----------
ENERGY EQUIPMENT & SERVICES: 7.6%
   200,000  Input/Output, Inc.*<F1>                               1,932,000
    67,000  PHI, Inc.*<F1>                                        2,330,260
                                                                -----------
                                                                  4,262,260
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES: 8.3%
    55,900  Advanced Medical Optics, Inc.*<F1>                    2,533,388
   100,700  Laserscope*<F1>                                       2,134,840
                                                                -----------
                                                                  4,668,228
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES: 2.7%
   120,000  Merge Technologies Inc.*<F1>                          1,525,200
                                                                -----------
MACHINERY: 3.5%
   101,000  3D Systems Corp.*<F1>                                 1,999,800
                                                                -----------
OIL & GAS: 3.0%
   100,000  Delta Petroleum Corp.*<F1>                            1,720,000
                                                                -----------
ROAD & RAIL: 4.1%
    59,000  YRC Worldwide, Inc.*<F1>                              2,326,960
                                                                -----------
SOFTWARE: 2.4%
    84,000  EPIQ Systems, Inc.*<F1>                               1,345,680
                                                                -----------
SPECIALTY RETAIL: 7.2%
   109,000  Cabela's, Inc. - Class A*<F1>                         1,943,470
    66,700  O'Reilly Automotive, Inc.*<F1>                        2,113,723
                                                                -----------
                                                                  4,057,193
                                                                -----------
TOTAL COMMON STOCKS                                              34,473,406
(Cost $28,692,091)                                              -----------

Principal Amount                                                    Value
----------------                                                    -----
CORPORATE BONDS: 28.0%

AEROSPACE & DEFENSE: 0.5%
$  300,000  General Dynamics Corp.,
              5.375%, 08/15/2015                                    292,756
                                                                -----------
CAPITAL MARKETS: 0.8%
   200,000  Goldman Sachs Group, Inc.,
              6.875%, 01/15/2011                                    209,240
   250,000  Merrill Lynch & Co., Inc.,
              6.875%, 11/15/2018                                    269,665
                                                                -----------
                                                                    478,905
                                                                -----------
CHEMICALS: 1.7%
 1,000,000  Du Pont E.I. De Nemours & Co.,
              4.750%, 11/15/2012                                    944,745
                                                                -----------
COMMERCIAL BANKS: 1.6%
 1,000,000  BB&T Corp.,
              4.900%, 06/30/2017                                    913,490
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 1.8%
 1,000,000  International Lease Finance Corp.,
              5.875%, 05/01/2013                                    994,966
                                                                -----------
COMMUNICATIONS EQUIPMENT: 3.4%
 2,000,000  Cisco Systems, Inc.,
              5.500%, 02/22/2016                                  1,931,978
                                                                -----------
COMPUTERS & PERIPHERALS: 0.4%
   250,000  International Business Machines Corp.,
              4.750%, 11/29/2012                                    237,924
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES: 6.2%
   500,000  Caterpillar Financial Services Corp.,
              2.625%, 01/30/2007                                    491,494
 2,000,000  CIT Group, Inc.,
              5.000%, 02/01/2015                                  1,866,372
   750,000  Countrywide Home Loans, Inc.,
              4.000%, 03/22/2011                                    695,552
   500,000  JPMorgan Chase & Co.,
              4.875%, 03/15/2014                                    466,805
                                                                -----------
                                                                  3,520,223
                                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.7%
   415,000  AT&T Corp.,
              6.000%, 03/15/2009                                    417,744
                                                                -----------
FOOD: 1.0%
   500,000  McCormick & Co., Inc.,
              3.350%, 04/15/2009                                    477,499
    75,000  Sara Lee Corp.,
              6.000%, 01/15/2008                                     75,229
                                                                -----------
                                                                    552,728
                                                                -----------
FOOD PRODUCTS: 0.7%
   400,000  Kraft Foods, Inc.,
              5.250%, 10/01/2013                                    384,490
                                                                -----------
HOLDING & OTHER INVESTMENT OFFICES: 2.3%
 1,283,000  Colonial Bank,
              6.375%, 12/01/2015                                  1,275,759
                                                                -----------
HOUSEHOLD DURABLES: 2.4%
 1,500,000  Leggett & Platt, Inc.,
              4.650%, 11/15/2014                                  1,367,780
                                                                -----------
HOUSEHOLD PRODUCTS: 0.8%
   450,000  Procter & Gamble Co.,
              3.500%, 12/15/2008                                    429,206
                                                                -----------
INSURANCE: 1.3%
   750,000  Prudential Financial, Inc.,
              5.000%, 01/15/2013                                    718,454
                                                                -----------
IT SERVICES: 1.7%
 1,000,000  First Data Corp.,
              4.850%, 10/01/2014                                    931,958
                                                                -----------
MARINE: 0.4%
   200,000  International Shipholding Corp.,
              7.750%, 10/15/2007+<F2>                               202,940
                                                                -----------
ROAD & RAIL: 0.2%
   125,000  CSX Transportation, Inc.,
              7.770%, 04/01/2010                                    133,855
                                                                -----------
TRANSPORTATION EQUIPMENT: 0.1%
    75,000  McDonnell Douglas Corp.,
              6.875%, 11/01/2006                                     75,381
                                                                -----------
TOTAL CORPORATE BONDS                                            15,805,282
(Cost $16,423,443)                                              -----------

U.S. GOVERNMENT OBLIGATION: 1.8%
 1,000,000  United States Treasury Note,
              2.750%, 07/31/2006                                    996,836
                                                                -----------
TOTAL U.S. GOVERNMENT OBLIGATION
(Cost $998,411)                                                     996,836
                                                                -----------

  Shares                                                           Value
  ------                                                           -----
SHORT-TERM INVESTMENT: 8.3%
 4,687,793  Federated Cash Trust - Treasury
              Cash Series II                                      4,687,793
                                                                -----------
TOTAL SHORT-TERM INVESTMENT
(Cost $4,687,793)                                                 4,687,793
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $50,801,738)                                               55,963,317
Other Assets in Excess of Liabilities: 0.8%                         432,803
                                                                -----------
TOTAL NET ASSETS: 100.0%                                        $56,396,120
                                                                -----------
                                                                -----------

*<F1>     Non-income producing security.
+<F2> Security valued at its fair value under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at May 31, 2006 was as follows*<F3>:

Cost of investments                         $50,801,738
                                            -----------
Gross unrealized appreciation                 7,229,175
Gross unrealized depreciation                (2,067,596)
                                            -----------
Net unrealized appreciation                 $ 5,161,579

*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date  July 17, 2006
           -----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/Robert M. Slotky
                                   --------------------------------------
                                   Robert M. Slotky, President

     Date  July 17, 2006
           ---------------------

     By (Signature and Title)*<F4> /s/Eric W. Falkeis
                                   --------------------------
                                   Eric W. Falkeis, Treasurer

     Date  July 27, 2006
           ---------------------

*<F4> Print the name and title of each signing officer under his or her signature.